Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
17.	LEASES

[a]
The Company has entered into leases primarily for real estate, manufacturing equipment and vehicles with terms that range from
1
to 10 years, excluding land use rights which generally extend over 90 years. These leases often include options to extend the term of the lease, most often for a period of 5 years. When it is reasonably certain that the option will be exercised, the impact of the option is included in the lease term for purposes of determining total future lease payments.

Costs associated with the Company’s operating lease expense were as follows:

	2023	2022
Operating lease expense	$353	$344
Short-term lease expense	18	25
Variable lease expense	27	26

Total lease expense	$398	$395

Supplemental information related to the Company’s operating leases is as follows:

	2023	2022
Operating cash flows – cash paid	$366	$375
New right-of-use assets	$320	$167
Weighted-average remaining lease term	8 years	8 years
Weighted-average discount rate	5.4%	4.7%

[b]	Operating lease liabilities consist of:

Current operating liabilities	$399	$276
Non-current operating lease liabilities	1,319	1,288

Total lease liabilities	$1,718	$1,564

[c]	Future annual payments for operating leases are as follows:

2023 [i]
2024	$326
2025	291
2026	244
2027	215
2028	186
Thereafter	779

2,041
Less: amount representing interest	323

Total lease liabilities	$1,718

[i]	Excludes $143 million of future payments for leases, primarily for manufacturing facilities, commencing during 2024.

[d]	The Company’s finance leases were not material for any of the periods presented.